AMP PRODUCTIONS, LTD.
1440-3044 Bloor Street
Toronto, ON  M8X 2Y8   CANADA
tel: (647)628-5375   fax: (647)436-7654

                                                                 August 11, 2010

VIA  EDGAR

Securities  and  Exchange  Commission
Division  of  Corporation  Finance
100  F  Street  N.E.
Washington,  D.C.  20549

Attention:  John  Dana  Brown,  Attorney-Advisor


     Re:     AMP  PRODUCTIONS,  LTD.
             PRELIMINARY  INFORMATION  STATEMENT  ON  SCHEDULE  14C
             FILED  JULY  30,  2010
             FILE  NO.  000-51824

Dear  Mr.  Brown:

In connection with the above-captioned filing, Portaltochina.com, Inc. (the "Company") is herewith filing with the Commission, via Edgar, a revised preliminary information statement in the form of Schedule 14C that has been marked to indicate the changes thereto (the "Preliminary Information Statement").

The Preliminary Information Statement has been amended to respond to the Staff's letter dated, August 4, 2010. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Preliminary Information Statement.

1. We have stated in the last paragraph of the subsection entitled "Increase the Authorized Shares" that management of the Company does not currently have any plans, proposals or arrangements to issue any of the newly-authorized shares of Common Stock or Preferred Stock for any purpose, including future acquisition and/or financings.

2. We have stated in the last paragraph of the subsection entitled "Increase the Authorized Shares" that management of the Company does not currently have any plans, proposals or arrangements to issue any of the newly-authorized shares of Common Stock or Preferred Stock for any purpose, including future acquisition and/or financings.

3. We have specifically mentioned the exclusive power of our board of directors to amend our bylaws in the discussion of the possible anti-takeover effects of the proposed amendments.

As requested by the Staff, the Company hereby acknowledges the following:

(1) the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

(2) Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

(3) the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

Yours very truly,



/s/ Thomas Mills
Thomas Mills
President & CEO